Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (165,432)	$ (203,673)	$ (54,322)	$ (2,390,719)
Adjustments to reconcile net loss to net cash used in operating activities:
Income on investments held in Trust Account	(519,320)	(1,347,196)	(2,168,659)	(1,121,159)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(39,667)	(40,833)	24,167	307,633
Due to affiliates	60,000	34,000	88,000	125,990
Accounts payable	(45,807)	830,803	1,027,499	1,818,627
Franchise tax payable	106,812	111,630	(83,384)	102,634
Income taxes payable	35,098	261,911	(180,688)	180,688
Net cash used in operating activities	(568,316)	(353,358)	(1,347,387)	(976,306)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account		(500,000)	(750,000)	(3,822,397)
Notes receivable – related party		(124,166)	(124,166)
Repayment of notes receivable – related party		25,000	124,166
Cash withdrawn from Trust Account in connection with redemption		42,636,600	58,351,987
Cash withdrawn from Trust Account to pay franchise and income taxes	19,173		442,599	298,414
Net cash provided by investing activities	19,173	42,037,434	58,044,586	(3,523,983)
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of common stock – due to shareholders		(42,636,600)	(58,351,987)
Payment of offering costs				(45,541)
Proceeds from exercise of over-allotment option				2,276,860
Proceeds from sale of private units to sponsor				45,540
Proceeds from convertible promissory note – related party		500,000	1,299,934	1,545,537
Proceeds from working capital loans – related party	551,510
Net cash provided by (used in) financing activities	551,510	(42,136,600)	(57,052,053)	3,822,396
NET CHANGE IN CASH AND RESTRICTED CASH	2,367	(452,524)	(354,854)	(677,893)
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD	168,209	523,063	523,063	1,200,956
CASH AND RESTRICTED CASH, END OF PERIOD	170,576	70,539	168,209	523,063
Cash	2,564	208	6,760	309,881
Restricted cash	168,012	70,331	161,449	213,182
CASH AND RESTRICTED CASH, END OF PERIOD	170,576	70,539	168,209	523,063
Supplemental cash flow information:
Income tax			188,177
Franchise tax			306,155	85,232
Supplemental disclosure on noncash activities:
Accretion for redeemable common stock to redemption value	364,800	1,473,655	2,688,399	2,435,776
Deferred underwriting commission payable				79,690
Excise tax on redemption of Class A common stock	122,198		$ 583,520
Due to stockholders for redemption of Common Stock	$ 12,219,791